Commitments and Contingencies - Additional Information (Detail) - CIK 0001816261 Executive Network Partnering Corp [Member] - USD ($)	Sep. 30, 2022	Sep. 30, 2020
Loss Contingencies [Line Items]
Deferred underwriting commissions percentage payable	0.0225%	2.25%
Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Deferred underwriting fees payable	$ 9,300,000
Maximum [Member] | Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Deferred underwriting fees payable		$ 9,300,000
Minimum [Member]
Loss Contingencies [Line Items]
Deferred underwriting fees payable		$ 0